Business acquisition (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business acquisition [Line Items]
Cash consideration	¥ 3,200		¥ 7,973
Total unpaid consideration	28,436
Reduction of additional paid-in capital				¥ 1,496
Goodwill, Purchase Accounting Adjustments			505
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments Related to Previous Period			1,905
Business Combination, Contingent Consideration, Liability	4,542
Travel agencies [Member]
Business acquisition [Line Items]
Total purchase price			28,077	115,498
Cash consideration	3,600		16,507	100,163
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target			11,570	¥ 15,335
Total unpaid consideration	9,680
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred			2,891
Noncontrolling Interest, Period Increase (Decrease)			401
Goodwill, Purchase Accounting Adjustments			505
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities			172
Business Combination, Contingent Consideration, Liability	¥ 1,030		680
Travel agencies [Member] | Customer Relationships [Member]
Business acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			138
Travel agencies [Member] | Trade Names [Member]
Business acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			449
Travel agencies [Member] | Noncompete Agreements [Member]
Business acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			¥ 99
Offline travel agency, one [Member]
Business acquisition [Line Items]
Equity interests acquired				90.00%
Additional equity interests acquired				10.00%
Consideration transferred for acquisition of additional interest				¥ 1,496
Reduction of additional paid-in capital				¥ 683
Offline travel agency, two [Member]
Business acquisition [Line Items]
Equity interests acquired			100.00%	100.00%
Offline travel agency, three [Member]
Business acquisition [Line Items]
Equity interests acquired				75.02%
Offline travel agency, four [Member]
Business acquisition [Line Items]
Equity interests acquired				80.00%
Other acquisition [Member]
Business acquisition [Line Items]
Equity interests acquired				100.00%
Total unpaid consideration				¥ 8,645